Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 $ in Thousands	6 Months Ended
Jul. 31, 2025 USD ($)
Fair value measurements in Level 3 of the fair value inputs
Balance at the beginning	$ 8,674
Cash payments	(1,230)
Charges (recovery) through profit or loss	(59)
Effect of movements in foreign exchange and other	2
Balance at the end	$ 7,387